UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name     TD Securities (USA) LLC
Address  31 West 52nd Street
         New York, New York 10019

Form 13F File Number: 28-11451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name   Peter Stroud
Title  Vice President & Director
Phone  212-827-7508

Signature, Place, and Date of Signing:

/s/ Peter Stroud        New York, NY      November 15, 2011
--------------------  ----------------    -----------------
[Signature]           [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
None

                              FORM 13F SUMMARY PAGE

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $279,901

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 13F File Number Name

                           FORM 13F INFORMATION TABLE

                                                      FAIR MARKET
                                 TITLE OF                VALUE       SHRS OR           INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER                CLASS     CUSIP       (x$1000)     PRN AMT  SH/PRN   DISCRETION  MANAGERS   SOLE    SHARED NONE
    --------------                -----     -----       --------     -------  ------   ----------  --------   ----    ------ ----
MARKET VECTORS ETF TR GOLD
 MINER ETF                          COM     57060U100      828         15,000   sh       sole                  15,000
ANNALY CAP MGMT INC COM             COM     035710409      790         47,500   sh       sole                  47,500
PFIZER INC COM                      COM     717081103   46,426      2,253,682   sh       sole               2,253,682
BANK OF AMERICA CORPORATION COM     COM     060505104   31,677      2,890,280   sh       sole               2,890,280
GENERAL ELECTRIC CO COM             COM     369604103   57,052      3,025,049   sh       sole               3,025,049
ALLIANCE DATA SYSTEMS CORP
 NOTE 1.750% 8/0                   NOTE     018581AD0    6,302      5,000,000   prn      sole               5,000,000
ALLIANT TECHSYSTEMS INC
 NOTE 3.000% 8/1                   NOTE     018804AK0    2,815      2,500,000   prn      sole               2,500,000
ANIXTER INTL INC NOTE 1.000% 2/1   NOTE     035290AJ4    2,751      2,700,000   prn      sole               2,700,000
ARCHER DANIELS MIDLAND CO
 NOTE 0.875% 2/1                   NOTE     039483AW2    9,945     10,000,000   prn      sole              10,000,000
BIOMARIN PHARMACEUTICAL INC
 NOTE 1.875% 4/2                   NOTE     09061GAD3    4,974      3,000,000   prn      sole               3,000,000
BOSTON PPTYS LTD PARTNERSHIP
 NOTE 3.750% 5/1                   NOTE     10112RAG9    4,364      4,026,000   prn      sole               4,026,000
BRANDYWINE OPER PARTNERSHIP
 NOTE 3.875%10/1                   NOTE     105340AH6    1,787      1,787,000   prn      sole               1,787,000
CHARLES RIV LABS INTL INC
 NOTE 2.250% 6/1                   NOTE     159864AB3    1,953      2,000,000   prn      sole               2,000,000
CUBIST PHARMACEUTICALS INC
 NOTE 2.500%11/0 ADDED             NOTE     229678AD9    2,725      2,000,000   prn      sole               2,000,000
E M C CORP MASS NOTE 1.750%12/0    NOTE     268648AM4   14,053     10,000,000   prn      sole              10,000,000
ENDO PHARMACEUTICALS HLDGS I
 NOTE 1.750% 4/1 ADDED             NOTE     29264FAB2    5,613      5,000,000   prn      sole               5,000,000
EQUINIX INC NOTE 2.500% 4/1        NOTE     29444UAF3    3,035      3,000,000   prn      sole               3,000,000
FTI CONSULTING INC
 NOTE 3.750% 7/1                   NOTE     302941AB5    3,043      2,500,000   prn      sole               2,500,000
GENERAL CABLE CORP DEL NEW
 NOTE 0.875%11/1                   NOTE     369300AD0    2,811      3,073,000   prn      sole               3,073,000
HEALTH CARE REIT INC
 NOTE 3.000%12/0                   NOTE     42217KAR7    6,360      6,000,000   prn      sole               6,000,000
HOLOGIC INC FRNT 2.000%12/1        NOTE     436440AA9    5,580      6,000,000   prn      sole               6,000,000
L-3 COMMUNICATIONS CORP
 DEBT 3.000% 8/0                   NOTE     502413AW7    4,700      5,000,000   prn      sole               5,000,000
NEWMONT MINING CORP
 NOTE 1.250% 7/1                   NOTE     651639AH9    3,646      2,500,000   prn      sole               2,500,000
NEWMONT MINING CORP
 NOTE 1.625% 7/1                   NOTE     651639AJ5   11,996      8,000,000   prn      sole               8,000,000
OMNICARE INC DBCV 3.250%12/1       NOTE     681904AL2    4,269      4,801,000   prn      sole               4,801,000
PARKER DRILLING CO
 NOTE 2.125% 7/1                   NOTE     701081AR2    5,163      5,295,000   prn      sole               5,295,000
RAYONIER TRS HLDGS INC
 NOTE 3.750%10/1                   NOTE     75508AAB2    5,601      5,000,000   prn      sole               5,000,000
SANDISK CORP NOTE 1.000% 5/1       NOTE     80004CAC5    1,929      2,000,000   prn      sole               2,000,000
SBA COMMUNICATIONS CORP
 NOTE 4.000%10/0                   NOTE     78388JAM8   10,916      8,500,000   prn      sole               8,500,000
ST MARY LD & EXPL CO
 NOTE 3.500% 4/0                   NOTE     792228AD0    2,411      2,000,000   prn      sole               2,000,000
TAKE-TWO INTERACTIVE SOFTWAR
 NOTE 4.375% 6/0                   NOTE     874054AA7    5,451      4,000,000   prn      sole               4,000,000
TELEFLEX INC NOTE 3.875% 8/0       NOTE     879369AA4    1,629      1,500,000   prn      sole               1,500,000
TRANSOCEAN INC NOTE 1.500%12/1     NOTE     893830AW9    5,335      5,500,000   prn      sole               5,500,000
TTM TECHNOLOGIES INC
 NOTE 3.250% 5/1                   NOTE     87305RAC3    1,971      2,000,000   prn      sole               2,000,000